Calvert

Investments that make a difference (registered)

March 31, 2002

Semi-Annual Report

Calvert Social Index Fund

Table

of

Contents

President's Letter

2

Social Update

4

Portfolio

Manager Remarks

5

Statement

of Net Assets

8

Statement

of Operations

26

Statements

of Changes in

Net Assets

27

Notes to

Financial Statements

29

Financial Highlights

33

Financial Tables

& Glossary

35

Dear Shareholders:

At quarter end, we continue to be watchful for indicators of economic recovery in 2002. The outlook remains uncertain, however, as to the potential strength and timing of economic improvement.

Since our last report to you, and particularly during the last quarter, we have seen promising signs, with some sectors of our economy stepping up production. On the other hand, labor market data paint a picture of a slower recovery, with March unemployment data indicating a rise to 5.7%.

Keeping Investment Perspective

I remind investors that at times like these, when economic conditions and the global political situation are uncertain, it is particularly important to revisit portfolio holdings in view of personal goals, risk tolerance, and investment time horizon.

Certainly, equity markets remain extremely challenging. Volatility continues, and while we see bursts of what appears to be recovery in stock market valuation, we are still in a period when returns are in many cases negative.

On the fixed income side, investors may want to consider the potential impact of rising interest rates on bond fund holdings. I would remind our investors that shorter-duration bond funds tend to hold value better than longer-duration funds during periods of rising interest rates. Of course, yields tend to be lower on shorter-duration funds, but these investments can be advantageous for investors who are either more conservative overall or wish to maintain a conservative portion of their portfolio.

Calvert continues to expand our broad range of fund options, and we believe investors will find choices appropriate for a variety of strategies and for changing market conditions.

Change in Fund Auditors

In light of the uncertainty surrounding the Arthur Andersen accounting firm, the Boards of each of our Funds held a special meeting recently and voted to approve a change in independent auditors to KPMG LLP.

Revisiting Shared Values

As you know, Calvert takes a long view and has a broad perspective on corporate performance. We are diligent in assessing not only financial practices and performance, but also other aspects of a company's operations. Within our socially screened funds, we are reviewing corporate governance guidelines, including director and auditor independence. Clearly, ongoing revelations surrounding Enron have given all of us reason to look more closely at a broad range of corporate behaviors and to shine a brighter light on various corporate stakeholders.

Thank You for Choosing Calvert

At the end of 2001, Calvert celebrated 25 years in the investment business. Your trust and confidence have enabled us not only to reach this milestone, but also to look forward to our next quarter century with optimism and enthusiasm.

Sincerely,

Barbara J. Krumsiek

President and CEO

May 13, 2002

Social

Update

Web Accolades

www.calvert.com has been named one of the Top 20 Web sites among all mutual fund families and one of the Top 10 Web sites for small mutual funds by kasina, LLC, an industry authority on mutual fund Web sites. Evaluating 478 mutual fund sites, kasina noted that "[t]he high point of this site is the Know What You Own search feature (ellipsis)[showing] top [fund] holdings and characteristics in terms of ethics and corporate citizenship. This is a unique feature, not found on any other Web site (ellipsis)." In a separate survey conducted by DALBAR, a Boston-based financial services research and rating company, Calvert was among a dozen firms named as "Excellent Web Sites for Consumers" in the fourth quarter of 2001.

Shareholder Activism

Over the past few months, Calvert's social analysts have engaged more than 50 companies on a wide range of social issues resulting in amended or new policies and strengthened programs. A few examples:

o Becton Dickinson and Illinois Tool Works have agreed to expand their labor and human rights policies to include provisions against the use of child labor and have agreed to adopt more stringent labor standards.

o Deere and Company has adopted a new policy of non-discrimination based on sexual orientation.

o Apple has agreed to work with us in exploring opportunities for computer recycling.

o A number of companies including Peoplesoft, Lowes, and Office Depot have all agreed to develop stronger diversity programs and practices.

o AES Corporation has agreed to report on its total annual greenhouse gas emissions and conduct a feasibility study on the cost of reducing these emissions.

CAMCO

Vice President

of Equities, John Nichols

How did the Fund Perform?

For the six months ended March 31, 2002, Class A shares of the Calvert Social Index Fund returned 11.61%, while the Calvert Social Index (CSI) returned 11.97%

The Calvert Social Index Fund is managed in such a way that the holdings of the Fund match the constituent stocks of the CSI. The Index is comprised of those companies which meet Calvert's social criteria, selected from a universe of the 1000 largest publicly held U.S. companies based on market capitalization.

What was your Strategy?

Our strategy is to ensure that the performance of the Fund closely mirrors that of the CSI, with Fund expenses, portfolio transaction costs, and the effects of the Fund holding cash being the only sources of return differences. The performance difference for the period ended March 31, 2002, reflects these effects.

What was the Investment Climate?

The two quarters that comprise this semi-annual period were in stark contrast to each other. The closing months of 2001 saw an impressive rally among growth stocks after months of poor performance. In response to the sharp sell-off after the September 11 attacks and in anticipation of good economic news coming in the New Year, investors pushed stocks upward in October and November. In the closing quarter of 2001, the Fund was up 13.58%, while the Index returned 13.79%. The good news was all realized in the fourth quarter's brief, but spirited, recovery.

Portfolio

Statistics

March 31, 2002

Investment Performance
	6 Months	12 Months
	ended	ended
	3/31/02	3/31/02
Class A	11.61%	(1.51%)
Class B	11.04%	(2.47%)
Class C	11.06%	(2.48%)
Class I	11.86%	(1.05%)
Calvert Social Index	11.97%	(0.78%)
Lipper Large Cap Growth Funds Avg.	10.77%	(5.93%)

Ten Largest Stock Holdings
% of Net Assets
Microsoft Corp.	4.6%
Pfizer, Inc.	4.1%
Intel Corp.	3.3%
Johnson & Johnson	3.3%
International Business Machines Corp.	2.9%
American International Group	2.6%
Merck & Co., Inc.	2.2%
SBC Communications, Inc.	2.1%
Cisco Systems, Inc.	2.0%
Home Depot, Inc.	1.8%
Total	28.9%

Asset Allocation
Stocks	97%
Cash & Cash Equivalents	3%
100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

Portfolio Statistics

March 31, 2002

Average Annual Total Returns
Class A Shares
One year	(6.21%)
Since inception	(19.28%)
(6/30/00)

Class B Shares
One year	(7.35%)
Since inception	(19.65%)
(6/30/00)

Class C Shares
One year	(3.45%)
Since inception	(17.81%)
(6/30/00)

Class I Shares
One year	(1.05%)
Since inception	(16.63%)
(6/30/00)

In the New Year, stocks reversed course as investors began to worry about continued weakness in profits. The Enron debacle and the subsequent erosion of confidence in formerly trusted sources such as auditors caused the market to reverse direction in January and February. Only after a two-week rally starting at the end of February, did markets get back to finishing in modest positive territory. In the New Year, investors began to question whether corporate capital spending, the driver of technology companies, would rebound. The continuation of a bleak outlook for such investment and the related poor outlook for profits hurt tech stocks in the first quarter as the sector lost 8.8% in the quarter ended March 31st. Defensive stocks performed well during the first quarter of the current year with value outperforming growth stocks, again. For example, the Russell 1000 Value Index outperformed the Russell 1000 Growth Index by 668 basis points.

The difference was even more pronounced for small caps where the value versus growth outperformance was 11.54%.

Financial Services and Technology stocks, the two largest sectors in the CSI, and hence the Fund, accounted largely for the Fund's performance during the six-month period. Financials, representing the Fund's and CSI's largest portion, produced a total return of 11.4% for the six-month period. Despite the growing concern that the Fed would no longer push short-term interest rates down due to better-than-expected economic activity reports, financial stocks managed to post good returns in the both quarters.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the indices used for comparison. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Technology stocks returned 25.60% for the six-month period. The next two largest sectors in the CSI, hence the Fund, are Health Care and Consumer Discretionary. These sectors returned 1.6% and 17.7% for the six-month period ended March 31st.

What is your Outlook?

The economy and markets seem torn between weakness and strength. Of late, reports concerning the growth of the U.S. economy over the past year seem to indicate that the declines in production were neither as severe nor as protracted as initially thought. The market seems to have anticipated this good news and revalued stocks accordingly in the fourth quarter of 2001. While the look back from the rearview mirror is clearing, the look ahead is uncertain. Consumers continue to drive the economy but profit outlooks remain bleak and corporate spending still looks to be dull for some time to come. In this transitional environment we expect volatility to continue into 2002. We expect that the full recovery, driven by consumer spending or corporate capital investment, or both, will benefit the Fund greatly, given its significant exposures to the Consumer Discretionary sector and the Technology sector.

April 26, 2002

Portfolio Statistics

March 31, 2002

Portfolio Characteristics
	Calvert	Calvert
	Social	Social
	Index Fund	Index
Number of Stocks	614	616
Median Market Capitalization ($bil)
(by portfolio weight)	36.53	38.75
Price/Earnings Ratio	38.88	38.85
Earnings Per Share Growth	23.47%	23.47%
Yield (return on capital investment)	1.01%	1.01%

Volatility Measures
	Calvert	Calvert
	Social	Social
	Index Fund	Index
Beta1	1.17	1.17
R-Squared2	0.93	0.92

1 Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.

2 Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.

Source: Vestek

Statement of Net Assets

March 31, 2002
Equity Securities - 99.0%	Shares	Value
Advertising Agencies - 0.4%
Catalina Marketing Corp.*	270	$9,855
Lamar Advertising Co.*	300	12,186
Omnicom Group, Inc.	1,019	96,194
Valassis Communications, Inc.*	237	9,155
		127,390

Air Transportation - 0.7%
Continental Airlines, Inc.*	270	7,646
Delta Air Lines, Inc.	744	24,344
Expeditors International Washington, Inc.	260	15,860
FedEx Corp.*	1,524	88,544
Skywest, Inc.	218	5,435
Southwest Airlines Co.	3,876	75,001
UAL Corp.	270	4,412
		221,242

Auto Parts - After Market - 0.1%
Genuine Parts Co.	961	35,336

Auto Parts - Original Equipment - 0.1%
Visteon Corp.	779	12,892

Auto Trucks & Parts - 0.0%
Gentex Corp.*	428	12,682

Banks - New York City - 1.7%
Bank of New York Co., Inc.	3,675	154,424
JP Morgan Chase & Co.	10,382	370,118
		524,542

Banks - Outside New York City - 11.2%
AmSouth BanCorp.	1,838	40,399
Associated Banc-Corp.	300	11,409
BancorpSouth, Inc.	347	6,843
Bank of America Corp.	7,807	531,032
Bank One Corp.	6,012	251,181
Banknorth Group, Inc.	709	18,682
BB&T Corp.	2,276	86,738
City National Corp.	200	10,522
Colonial Bancgroup, Inc.	600	8,952
Comerica, Inc.	984	61,569
Commerce Bancorp, Inc.	284	12,752
Commerce Bancshares, Inc.	294	13,001
Compass Bancshares, Inc.	666	20,559
Cullen/Frost Bankers, Inc.	260	9,326
Fifth Third Bancorp.	2,549	172,007
First Midwest Bancorp., Inc.	207	6,011
First Tennessee National Corp.	768	26,918
First Virginia Banks, Inc.	200	10,726

Equity Securities - Cont'd	Shares	Value
Banks - Outside New York City - Cont'd
FirstMerit Corp.	400	$11,516
FleetBoston Financial Corp.	5,286	185,010
Fulton Financial Corp.	465	11,644
Hibernia Corp.	903	17,247
Hudson United Bancorp.	208	6,616
Huntington Bancshares, Inc.	1,410	27,777
Investors Financial Services Corp.	140	10,647
KeyCorp Ltd.	2,184	58,204
M&T Bank Corp.	437	35,122
Marshall & Ilsley Corp.	600	37,344
Mellon Financial Corp.	2,411	93,041
Mercantile Bankshares Corp.	309	13,367
National City Corp.	2,781	85,544
National Commerce Financial Corp.	1,108	30,802
North Fork Bancorp., Inc.	916	32,573
Northern Trust Corp.	1,123	67,504
Old National Bancorp.	294	7,197
Pacific Century Financial Corp.	400	10,424
PNC Financial Services Group, Inc.	1,581	97,216
Popular, Inc.	615	17,970
Regions Financial Corp.	1,306	44,861
Silicon Valley Bancshares*	250	7,563
Sky Financial Group, Inc.	330	7,346
SouthTrust Corp.	1,709	45,118
State Street Corp.	1,642	90,934
SunTrust Banks, Inc.	1,414	94,356
Synovus Financial Corp.	1,310	39,929
TCF Financial Corp.	329	17,309
Trustmark Corp.	300	7,578
Union Planters Corp.	806	38,196
US Bancorp	10,161	229,334
Valley National Bancorp.	345	12,116
Wachovia Corp.	6,992	259,263
Wells Fargo & Co.	8,861	437,733
Westamerica Bancorp.	158	6,755
Wilmington Trust Corp.	143	9,625
Zions Bancorp.	508	30,109
		3,533,517

Biotechnology Research & Production - 2.1%
Abgenix, Inc.*	380	7,178
Amgen, Inc.*	5,207	310,754
Biogen, Inc.*	757	37,138
Celera Genomics Group - Applera Corp.*	300	6,165
Cephalon, Inc.*	250	15,750
Chiron Corp.*	587	26,937
Enzon, Inc.*	200	8,858
Genentech, Inc.*	1,267	63,920
Genzyme Corp - General Division*	1,080	47,164
Icos Corp.*	400	18,396
Idec Pharmaceuticals Corp.*	860	55,298
ImClone Systems, Inc.*	400	9,852
Incyte Genomics, Inc.*	300	3,570

Equity Securities - Cont'd	Shares	Value
Biotechnology Research & Production - Cont'd
Invitrogen Corp.*	215	$7,379
Millennium Pharmaceuticals, Inc.*	1,516	33,822
OSI Pharmaceuticals, Inc.*	153	5,990
Protein Design Labs, Inc.*	500	8,565
Quintiles Transnational Corp.*	702	12,461
		679,197

Building - Air Conditioning - 0.0%
York International Corp.	170	6,103

Building Materials - 0.2%
Masco Corp.	2,318	63,629

Cable Television Services - 0.2%
Charter Communications, Inc.*	1,501	16,946
Echostar Communications Corp.*	1,114	31,549
Insight Communications, Inc.*	221	4,630
		53,125

Chemicals - 0.3%
Cabot Microelectronics Corp.*	105	7,103
Ecolab, Inc.	685	31,318
Praxair, Inc.	910	54,418
Sigma-Aldrich Corp.	360	16,906
		109,745

Communications & Media - 1.6%
AOL Time Warner, Inc.*	21,142	500,008

Communications Technology - 3.7%
3Com Corp.*	1,805	11,029
ADC Telecommunications, Inc.*	4,057	16,512
Advanced Fibre Communications*	457	8,770
Avaya, Inc.*	1,425	10,516
Black Box Corp.*	87	4,213
Brocade Communications Systems, Inc.*	1,199	32,373
CIENA Corp.*	1,644	14,796
Cisco Systems, Inc.*	37,387	632,962
Commscope, Inc.*	400	6,960
CSG Systems International, Inc.*	300	8,541
Enterasys Networks, Inc.*	1,065	4,505
Extreme Networks, Inc.*	701	7,290
Finisar Corp.*	824	6,345
Foundry Networks, Inc.*	632	4,544
Inktomi Corp.*	864	2,981
JDS Uniphase Corp.*	6,170	36,341
Juniper Networks, Inc.*	1,522	19,208
Lucent Technologies, Inc.	17,456	82,567
Metromedia Fiber Network, Inc.*	2,889	289
NCR Corp.*	624	27,924
Oni Systems Corp.*	758	4,677
Qualcomm, Inc.*	3,933	148,038
Redback Networks, Inc.*	884	3,006

Equity Securities - Cont'd	Shares	Value
Communications Technology - Cont'd
Scientific-Atlanta, Inc.	892	$20,605
Sonus Networks, Inc.*	1,046	2,740
Sycamore Networks, Inc.*	1,021	4,033
Symbol Technologies, Inc.	1,302	14,634
Tekelec*	370	4,240
Tellabs, Inc.*	1,945	20,364
Tibco Software, Inc.*	388	4,563
UTStarcom, Inc.*	245	6,426
		1,171,992

Computer Services, Software & Systems - 8.3%
Acxiom Corp.*	495	8,484
Adobe Systems, Inc.	1,364	54,956
Amdocs Ltd.*	1,018	27,130
American Management Systems, Inc.*	250	4,670
Ariba, Inc.*	1,257	5,694
Ascential Software Corp.*	1,277	4,916
Autodesk, Inc.	400	18,676
BEA Systems, Inc.*	1,842	25,254
BMC Software, Inc.*	1,178	22,912
BroadVision, Inc.*	1,180	2,041
Cadence Design Systems, Inc.*	1,200	27,132
Ceridian Corp.*	744	16,405
Check Point Software Technologies *	898	27,299
Citrix Systems, Inc.*	1,022	17,660
Computer Associates International, Inc.	2,219	48,574
Compuware Corp.*	1,927	24,878
Electronics for Imaging*	400	7,320
I2 Technologies, Inc.*	1,471	7,443
Informatica Corp.*	502	3,635
Internet Security Systems*	174	3,976
Interwoven, Inc.*	654	3,270
Intuit, Inc.*	1,139	43,692
JD Edwards & Co.*	533	9,615
Legato Systems, Inc.*	493	4,442
Macromedia, Inc.*	420	8,576
Macrovision Corp.*	200	5,330
Manugistics Group, Inc.*	251	5,392
Mentor Graphics Corp.*	283	5,983
Mercury Interactive Corp.*	465	17,507
Micromuse, Inc.*	423	3,706
Microsoft Corp.*	23,963	1,445,209
National Instruments Corp.*	300	12,546
NETIQ Corp.*	232	5,060
Novell, Inc.*	1,893	7,364
Openwave Systems, Inc.*	948	6,029
Oracle Corp.*	21,600	276,480
Parametric Technology Corp.*	1,469	8,873
Peoplesoft, Inc.*	1,445	52,786
Peregrine Systems, Inc.*	1,043	9,929
QLogic Corp.*	508	25,156
Rational Software Corp.*	1,093	17,302
RealNetworks, Inc.*	668	4,689

Equity Securities - Cont'd	Shares	Value
Computer Services, Software & Systems - Cont'd
Retek, Inc.*	224	$5,880
Reynolds & Reynolds Co.	417	12,510
Sabre Holdings Corp.*	783	36,574
Siebel Systems, Inc.*	2,196	71,612
Sybase, Inc.*	551	9,626
Symantec Corp.*	800	32,968
VeriSign, Inc.*	1,110	29,970
Veritas Software Corp.*	2,058	90,202
Vignette Corp.*	1,385	4,764
Wind River Systems*	303	4,118
		2,636,215

Computer Technology - 6.7%
Apple Computer, Inc.*	1,831	43,340
Compaq Computer Corp.	8,820	92,169
Corvis Corp.	1,394	1,741
Dell Computer Corp.*	11,800	308,098
Electronic Data Systems Corp.	2,300	133,377
EMC Corp.*	11,252	134,124
Emulex Corp.*	461	15,181
Gateway, Inc.*	1,281	8,096
Hewlett-Packard Co.	8,331	149,458
Ingram Micro, Inc.*	539	8,921
International Business Machines Corp.	8,811	916,344
Maxtor Corp.*	1,069	7,430
McData Corp.*	400	4,748
Network Appliance, Inc.*	1,740	35,461
Nvidia Corp.*	664	29,455
Palm, Inc.*	3,106	12,393
Perot Systems Corp.*	396	7,900
Quantum Corp. - DLT & Storage System Group*	916	7,291
RSA Security, Inc.*	234	2,106
Sandisk Corp.*	282	6,119
Storage Technology Corp.*	660	14,150
Sun Microsystems, Inc.*	16,720	147,470
Synopsys, Inc.*	269	14,838
Zebra Technologies Corp.*	100	5,409
		2,105,619

Consumer Electronics - 0.3%
CNET Networks, Inc.*	633	3,469
DoubleClick, Inc.*	756	9,064
Earthlink, Inc.*	740	7,511
Electronic Arts, Inc.*	800	48,640
Harman International Industries, Inc.	142	7,008
Yahoo, Inc.*	1,772	32,729
		108,421

Consumer Products - 0.6%
Gillette Co.	4,935	167,839
Snap-On, Inc.	300	10,215
Tupperware Corp.	260	5,915
		183,969

Equity Securities - Cont'd	Shares	Value
Containers & Packaging - Metal & Glass - 0.0%
Aptargroup, Inc.	157	$5,503

Containers & Packaging - Paper & Plastic - 0.1%
Sealed Air Corp.*	400	18,832

Cosmetics - 0.3%
Avon Products, Inc.	1,152	62,577
Estee Lauder Co.'s, Inc.	684	23,365
		85,942

Diversified Financial Services - 1.7%
American Express Co.	5,814	238,141
Bisys Group, Inc.*	600	21,150
Goldman Sachs Group, Inc.	1,259	113,625
Marsh & McLennan Co.'s	1,519	171,252
		544,168

Diversified Production - 0.3%
Danaher Corp.	500	35,510
Dover Corp.	1,098	45,018
Pentair, Inc.	250	11,243
		91,771

Drug & Grocery Store Chains - 1.0%
CVS Corp.	2,028	69,621
Supervalu, Inc.	786	20,279
Walgreen Co.	5,193	203,514
Whole Foods Market, Inc.*	236	10,783
		304,197

Drugs & Pharmaceuticals - 11.8%
Alkermes, Inc.*	300	7,818
Allergan, Inc.	782	50,556
AmerisourceBergen Corp.	652	44,532
Barr Laboratories, Inc.*	193	12,703
Cardinal Health, Inc.	2,261	160,282
Forest Laboratories, Inc.*	975	79,657
Gilead Sciences, Inc.*	1,134	40,813
Inhale Therapeutic Systems, Inc.*	260	2,743
IVAX Corp.*	953	15,296
Johnson & Johnson	15,837	1,028,613
Medarex, Inc.*	300	4,839
Medicis Pharmaceutical *	150	8,325
Medimmune, Inc.*	1,332	52,388
Merck & Co., Inc.	11,801	679,502
Pfizer, Inc.	32,468	1,290,278
Schering-Plough Corp.	7,469	233,780
Sepracor, Inc.*	390	7,566
SICOR, Inc.*	499	8,523
Vertex Pharmaceuticals, Inc.*	362	10,085
		3,738,299

Equity Securities - Cont'd	Shares	Value
Education Services - 0.1%
Apollo Group, Inc.*	329	$17,618
Career Education Corp.*	192	7,603
DeVry, Inc.*	300	9,039
		34,260

Electrical - Household Appliances - 0.1%
Maytag Corp.	360	15,930
Whirlpool Corp.	300	22,665
		38,595

Electronic Equipment & Components - 0.1%
Molex, Inc.	239	8,286
Molex, Inc., Class A	400	12,236
Power-One, Inc.*	297	2,430
		22,952

Electronics - 0.2%
AVX Corp.	300	6,282
Sanmina-SCI Corp.*	2,685	31,549
Semtech Corp.*	406	14,819
		52,650

Electronics - Medical Systems - 1.0%
Affymetrix, Inc.*	200	5,796
Medtronic, Inc.	6,246	282,382
Varian Medical Systems, Inc.*	394	16,114
Visx, Inc.*	300	5,298
		309,590

Electronics - Semiconductors / Components - 6.8%
Advanced Micro Devices, Inc.*	1,729	25,434
Agere Systems, Inc.*	3,616	14,066
Alpha Industries*	260	3,965
Altera Corp.*	1,919	41,969
Amkor Technology, Inc.*	371	8,277
Analog Devices, Inc.*	1,891	85,171
Applied Micro Circuits Corp.*	1,520	12,160
Arrow Electronics, Inc.*	534	14,936
Atmel Corp.*	2,114	21,436
Avnet, Inc.	618	16,723
Broadcom Corp.*	901	32,346
Cirrus Logic, Inc.*	399	7,529
Conexant Systems, Inc.*	1,416	17,063
Cree, Inc.*	422	5,752
Fairchild Semiconductor International, Inc.*	640	18,304
Integrated Device Technology, Inc.*	573	19,046
Intel Corp.	34,570	1,051,274
Jabil Circuit, Inc.*	891	20,965
Lattice Semiconductor Corp.*	675	11,833
Linear Technology Corp.	1,601	70,796
LSI Logic Corp.*	1,900	32,300
Marvell Technology Group Ltd*	287	12,571
Maxim Integrated Products, Inc.*	1,648	91,810

Equity Securities - Cont'd	Shares	Value
Electronics - Semiconductors / Components - Cont'd
Micrel, Inc.*	299	$7,541
Micron Technology, Inc.*	2,873	94,522
PMC - Sierra, Inc.*	926	15,075
Rambus, Inc.*	617	4,806
RF Micro Devices, Inc.*	818	14,642
Texas Instruments, Inc.	8,975	297,072
Transmeta Corp.*	647	2,510
Triquint Semiconductor, Inc.*	727	8,731
Vitesse Semiconductor Corp.*	1,043	10,221
Xilinx, Inc.*	1,760	70,154
		2,161,000

Electronics - Technology - 0.1%
Coherent, Inc.*	100	3,390
Solectron Corp.*	3,798	29,624
Titan Corp.*	483	9,974
		42,988

Energy Equipment - 0.0%
Capstone Turbine Corp.*	377	1,229

Energy Miscellaneous - 0.1%
Calpine Corp.*	1,549	19,672
Veritas DGC, Inc.*	129	2,182
		21,854

Engineering & Contracting Services - 0.0%
Jacobs Engineering Group, Inc.*	103	7,343

Finance Companies - 0.3%
Capital One Financial Corp.	1,222	78,025

Finance - Small Loan - 0.3%
AmeriCredit Corp.*	400	15,196
USA Education, Inc.	910	88,998
		104,194

Financial Data Processing Services - 2.2%
Advent Software, Inc.*	140	8,282
Affiliated Computer Services, Inc.*	800	44,904
Automatic Data Processing, Inc.	3,261	190,018
Checkfree Corp.*	370	5,672
Concord EFS, Inc.*	2,526	83,989
Deluxe Corp.	299	13,832
DST Systems, Inc.*	325	16,185
First Data Corp.	1,847	161,151
Fiserv, Inc.*	1,023	47,048
Jack Henry & Associates	422	9,360
Paychex, Inc.	1,664	66,061
Sungard Data Systems, Inc.*	1,533	50,543
Total System Services, Inc.	165	4,150
		701,195

Equity Securities - Cont'd	Shares	Value
Financial Information Services - 0.2%
Dow Jones & Co., Inc.	190	$11,062
Dun & Bradstreet Corp.*	402	16,084
Homestore.com, Inc.*	584	1,577
Moody's Corp.	792	32,551
		61,274

Financial Miscellaneous - 3.2%
AMBAC Financial Group, Inc.	500	29,535
Fannie Mae	5,009	400,119
Fidelity National Financial, Inc.	457	12,051
Freddie Mac	3,582	226,991
H & R Block, Inc.	1,008	44,806
MBIA, Inc.	853	46,650
MBNA Corp.	3,831	147,762
Metris Co.'s, Inc.	300	6,000
MGIC Investment Corp.	632	43,248
Nationwide Financial Services	100	4,280
Providian Financial Corp.	1,464	11,053
Radian Group, Inc.	610	29,939
		1,002,434

Foods - 1.3%
General Mills, Inc.	1,856	90,666
H.J. Heinz Co.	1,738	72,127
Hershey Foods Corp.	517	35,435
Kellogg Co.	1,335	44,816
McCormick & Co., Inc.	300	15,339
Sysco Corp.	3,489	104,042
Tootsie Roll Industries, Inc.	106	4,879
Wm. Wrigley Jr. Co.	837	44,620
		411,924

Health & Personal Care - 0.3%
Apria Healthcare Group, Inc.*	237	5,809
Express Scripts, Inc.*	272	15,664
Lincare Holdings, Inc.*	520	14,102
McKesson Corp.	1,574	58,915
Omnicare, Inc.	512	13,256
		107,746

Health Care Facilities - 0.5%
DaVita, Inc.*	567	14,345
Health Management Associates, Inc.*	1,378	28,566
Healthsouth Corp.*	2,009	28,829
Laboratory Corp. of America Holdings *	208	19,939
LifePoint Hospitals, Inc.*	157	5,803
Pharmaceutical Product Development, Inc.*	202	7,040
Quest Diagnostics, Inc.*	396	32,808
Renal Care Group, Inc.*	214	7,019
		144,349

Equity Securities - Cont'd	Shares	Value
Health Care Management Services - 0.8%
AdvancePCS*	478	$14,383
Caremark Rx, Inc.*	1,221	23,809
Cerner Corp.*	122	5,821
Community Health Systems, Inc.*	281	6,213
First Health Group Corp.*	596	14,381
Health Net, Inc.*	741	20,333
IMS Health, Inc.	1,499	33,653
Orthodontic Centers of America, Inc.*	183	5,053
Oxford Health Plans*	436	18,220
Trigon Healthcare, Inc.*	200	14,764
Universal Health Services*	260	10,725
WebMD Corp.*	1,594	12,242
Wellpoint Health Networks*	900	57,303
		236,900

Home Building - 0.1%
DR Horton, Inc.	494	18,624
Pulte Homes, Inc.	213	10,192
		28,816

Hotel / Motel - 0.0%
Extended Stay America, Inc.*	510	8,874

Household Equipment & Products - 0.1%
Black & Decker Corp.	400	18,616
Stanley Works	400	18,500
		37,116

Household Furnishings - 0.2%
Ethan Allen Interiors, Inc.	166	6,318
Furniture Brands International, Inc.*	222	8,092
Newell Rubbermaid, Inc.	1,479	47,269
		61,679

Household Products - Non-Durable - 0.5%
Kimberly-Clark Corp.	2,600	168,090

Identified Control & Filter Devices - 0.4%
American Power Conversion*	884	13,065
Flowserve Corp.*	367	11,748
Hubbell, Inc.	250	8,225
Pall Corp.	742	15,204
Parker Hannifin Corp.	715	35,678
Roper Industries, Inc.	136	6,765
Waters Corp.*	777	21,733
		112,418

Insurance - Life - 0.2%
Jefferson-Pilot Corp.	884	44,271
Mony Group, Inc.	216	8,709
		52,980

Equity Securities - Cont'd	Shares	Value
Insurance - Multi-Line - 4.4%
Aflac, Inc.	2,647	$78,086
Allmerica Financial Corp.	270	12,123
American International Group	11,330	817,346
American National Insurance Co.	100	9,450
AON Corp.	1,217	42,595
Arthur J. Gallagher & Co.	400	13,108
Cigna Corp.	762	77,259
Cincinnati Financial Corp.	712	31,086
Hartford Financial Services, Inc.	1,448	98,638
Lincoln National Corp.	1,031	52,303
PartnerRe Ltd.	236	12,886
Protective Life Corp.	300	9,354
Safeco Corp.	765	24,511
St. Paul Co.'s, Inc.	1,124	51,535
Torchmark Corp.	600	24,174
Unitrin, Inc.	250	10,050
UnumProvident Corp.	1,258	35,136
		1,399,640

Insurance - Property & Casualty - 0.9%
ACE Ltd.	1,300	54,210
Chubb Corp.	873	63,816
Erie Indemnity Co.	100	4,068
Everest Re Group, Ltd.	200	13,868
HCC Insurance Holdings, Inc.	244	6,820
Mercury General Corp.	100	4,650
PMI Group, Inc.	200	15,152
Progressive Corp.	300	49,986
RenaissanceRe Holdings Ltd.	75	7,725
Transatlantic Holdings, Inc.	100	8,212
XL Capital Ltd.	700	65,345
		293,852

Investment Management Companies - 0.5%
Affiliated Managers Group, Inc.*	98	7,039
Allied Capital Corp.	504	13,860
Eaton Vance Corp.	300	11,985
Federated Investors, Inc.	631	20,413
Neuberger Berman, Inc.	254	11,900
SEI Investments Co.	400	17,124
Stilwell Financial, Inc.	1,270	31,102
T. Rowe Price Group, Inc.	743	28,925
Waddell & Reed Financial, Inc.	400	12,192
WP Stewart & Co. Ltd.	117	3,475
		158,015

Leisure Time - 0.0%
Callaway Golf Co.	400	7,700

Machinery - Agricultural - 0.2%
Deere & Co.	1,338	60,946

Equity Securities - Cont'd	Shares	Value
Machinery - Engines - 0.0%
Cummins, Inc.	200	$9,446

Machinery - Oil Well Equipment & Services - 0.2%
Cooper Cameron Corp.*	270	13,800
Hanover Compressor Co.*	411	7,394
Key Energy Services, Inc.*	646	6,925
Patterson-UTI Energy, Inc.*	435	12,937
Smith International, Inc.*	260	17,615
		58,671

Manufactured Housing - 0.0%
Clayton Homes, Inc.	640	10,720

Medical & Dental Instruments & Supplies - 1.1%
Beckman Coulter, Inc.	300	15,321
Becton Dickinson & Co.	1,235	46,584
Biomet, Inc.	1,286	34,799
Boston Scientific Corp.*	1,472	36,933
Cytyc Corp.*	707	19,032
Dentsply International, Inc.	400	14,824
Edwards Lifesciences Corp.*	260	7,267
Guidant Corp.*	1,557	67,449
Henry Schein, Inc.*	187	8,237
Invacare Corp.	130	4,888
Patterson Dental Co.*	300	13,119
Resmed, Inc.*	120	4,816
St. Jude Medical, Inc.*	400	30,860
Stryker Corp.	862	52,005
Techne Corp.*	200	5,514
		361,648

Metal Fabricating - 0.0%
Grant Prideco, Inc.*	680	9,302

Miscellaneous Business & Consumer Discretionary - 0.1%
E.W. Scripps Co.	300	24,636

Miscellaneous Equipment - 0.1%
W.W. Grainger, Inc.	339	19,062

Multi-Sector Companies - 0.4%
Carlisle Co.'s, Inc.	150	6,558
Illinois Tool Works, Inc.	1,535	111,057
Teleflex, Inc.	152	8,310
		125,925

Equity Securities - Cont'd	Shares	Value
Office Furniture & Business Equipment - 0.6%
Diebold, Inc.	360	$14,666
Herman Miller, Inc.	436	10,368
HON Industries	400	11,364
Lexmark International, Inc.*	772	44,143
Pitney Bowes, Inc.	1,392	59,578
Xerox Corp.	3,672	39,474
		179,593

Office Supplies - 0.1%
Avery Dennison Corp.	488	29,783

Oil - Crude Producers - 0.2%
Chesapeake Energy Corp.*	745	5,766
EOG Resources, Inc.	500	20,280
Pioneer Natural Resources Co.*	610	13,597
XTO Energy, Inc.	715	14,336
		53,979

Paper & Forest Products - 0.2%
Weyerhaeuser Co.	1,100	69,146

Photography / Imaging - 0.2%
Eastman Kodak Co.	1,500	46,755

Production Technology Equipment - 1.6%
Agilent Technologies, Inc.*	2,247	78,555
Applied Materials, Inc.*	4,083	221,584
Axcelis Technologies, Inc.*	629	8,995
Cognex Corp.*	200	5,812
Credence Systems Corp.*	300	6,588
Cymer, Inc.*	150	7,449
Kla-Tencor Corp.*	1,016	67,564
Lam Research Corp.*	600	17,592
LTX Corp.*	200	5,438
Novellus Systems, Inc.*	830	44,936
Teradyne, Inc.*	1,072	42,269
Varian Semiconductor Equipment, Inc.*	142	6,390
		513,172

Publishing - Miscellaneous - 0.4%
John Wiley & Sons, Inc., Class A	250	6,550
McGraw-Hill Co.'s, Inc.	1,062	72,482
Meredith Corp.	132	5,611
Primedia, Inc.*	1,247	3,953
R.R. Donnelley & Sons Co.	619	19,251
Scholastic Corp.*	134	7,261
		115,108

Equity Securities - Cont'd	Shares	Value
Publishing - Newspapers - 0.2%
Belo Corp.	401	$9,323
Media General, Inc.	100	6,350
New York Times Co.	685	32,784
Washington Post	18	10,927
		59,384

Radio & Television Broadcasters - 0.3%
COX Radio, Inc.*	200	5,680
Entercom Communications Corp.*	160	8,779
Hispanic Broadcasting Corp.*	300	8,736
Univision Communications, Inc.*	810	34,020
USA Networks, Inc.*	1,026	32,596
		89,811

Real Estate - 0.0%
Catellus Development Corp.*	400	7,868

Recreational Vehicles & Boats - 0.3%
Harley-Davidson, Inc.	1,540	84,900

Rental & Leasing Services - Commercial - 0.0%
United Rentals, Inc.*	200	5,496

Restaurants - 0.4%
Brinker International, Inc.*	541	17,534
CEC Entertainment, Inc.*	124	5,729
Darden Restaurants, Inc.	722	29,306
Krispy Kreme Doughnuts, Inc.*	200	8,170
Outback Steakhouse, Inc.*	350	12,519
Starbucks Corp.*	1,975	45,682
		118,940

Retail - 5.1%
Amazon.Com, Inc.*	1,249	17,861
Barnes & Noble, Inc.*	250	7,748
Bed Bath & Beyond, Inc.*	1,477	49,849
Best Buy Co., Inc.*	849	67,241
BJ's Wholesale Club, Inc.*	370	16,539
Borders Group, Inc.*	400	9,564
CDW Computer Centers, Inc.*	260	13,088
Costco Wholesale Corp.*	2,282	90,869
Dollar General Corp.	1,469	23,915
Dollar Tree Stores, Inc.*	696	22,836
Family Dollar Stores, Inc.	915	30,662
Fastenal Co.	170	12,804
Gap, Inc. (The)	3,240	48,730
Home Depot, Inc.	11,868	576,903
J.C. Penney Co., Inc.	1,457	30,174
Kohls Corp.*	1,414	100,606
Lowe's Co.'s, Inc.	3,568	155,172
Nordstrom, Inc.	645	15,803
Office Depot, Inc.*	1,616	32,078
O'Reilly Automotive, Inc.*	213	6,724

Equity Securities - Cont'd	Shares	Value
Retail - Cont'd
Ross Stores, Inc.	400	$15,132
Saks, Inc.*	826	10,862
Staples, Inc.*	2,504	50,005
Target Corp.	4,562	196,713
Ticketmaster *	100	2,958
Williams-Sonoma, Inc.*	200	9,198
		1,614,034

Savings & Loans - 1.0%
Astoria Financial Corp.	500	14,525
Commercial Federal Corp.	221	5,945
Golden State Bancorp., Inc.	709	21,050
Golden West Financial Corp.	798	50,673
Greenpoint Financial Corp.	400	17,480
New York Community Bancorp, Inc.	496	13,714
Sovereign Bancorp., Inc.	1,392	19,558
Washington Federal, Inc.	279	6,679
Washington Mutual, Inc.	5,082	168,367
Webster Financial Corp	216	8,085
		326,076

Scientific Equipment & Supplies - 0.1%
Apogent Technologies, Inc.*	500	12,340
Applied Biosystems Group - Applera Corp.	1,233	27,558
		39,898

Securities Brokers & Services - 0.6%
A.G. Edwards, Inc.	400	17,592
Charles Schwab Corp.	5,358	70,136
E*trade Group, Inc.*	1,591	14,987
First American Corp.	359	7,640
Franklin Resources, Inc.	757	31,733
Investment Technology Group, Inc.*	208	10,970
Knight Trading Group, Inc.*	580	4,141
LaBranche & Co., Inc.*	218	6,769
Legg Mason, Inc.	300	15,924
		179,892

Services - Commercial - 0.7%
Choicepoint, Inc.*	275	15,840
Convergys Corp.*	995	29,422
Corporate Executive Board Co.*	152	5,702
eBay, Inc.*	916	51,882
Getty Images, Inc.*	200	5,992
Iron Mountain, Inc.*	469	14,877
KPMG Consulting, Inc.*	856	17,291
Manpower, Inc.	435	16,913
Pennzoil - Quaker State Co.	447	9,597
Pittston Brink's Group	229	5,748
Robert Half International, Inc.*	976	28,811
TMP Worldwide, Inc.*	400	13,788
Viad Corp.	589	16,492
		232,355

Equity Securities - Cont'd	Shares	Value
Shoes - 0.0%
Reebok International, Ltd.*	237	$6,406

Soaps & Household Chemicals - 0.5%
Colgate-Palmolive Co.	2,782	158,991
Dial Corp. (The)	620	11,173
		170,164

Steel - 0.0%
Harsco Corp.	200	7,828

Telecommunications Equipment - 0.1%
American Tower Corp., Class A*	856	4,631
Andrew Corp.*	400	6,692
Crown Castle International Corp.*	1,002	6,623
Polycom, Inc.*	500	12,300
		30,246

Textiles and Apparel Manufacturers - 0.1%
Liz Claiborne, Inc.	540	15,314

Transportation - Miscellaneous - 0.4%
CH Robinson Worldwide, Inc.	347	11,659
United Parcel Service, Inc.	1,674	101,779
		113,438

Truckers - 0.0%
CNF, Inc.	250	8,248

Utilities - Cable Television & Radio - 0.7%
Adelphia Communications*	819	12,203
Cablevision Systems Corp.*	400	13,600
Cablevision Systems Corp. - Rainbow Media Group*	393	9,699
Comcast Corp.*	4,617	146,821
COX Communications, Inc.*	1,055	39,710
		222,033

Utilities - Electrical - 0.2%
AES Corp.*	2,337	21,033
IDACORP, Inc.	200	8,100
Puget Energy, Inc.	400	8,316
Sierra Pacific Resources	638	9,627
		47,076

Utilities - Gas Distribution - 0.3%
AGL Resources, Inc.	220	5,170
KeySpan Corp.	807	29,367
Kinder Morgan, Inc.	600	29,058
Nicor, Inc.	200	9,110
Peoples Energy Corp.	157	6,183
Piedmont Natural Gas Co., Inc.	141	5,019
Questar Corp.	456	11,724
		95,631

Equity Securities - Cont'd	Shares	Value
Utilities - Gas Pipelines - 0.0%
Equitable Resources, Inc.	289	$10,060

Utilities - Miscellaneous - 0.1%
MDU Resources Group, Inc.	400	12,400
Vectren Corp.	300	7,707
		20,107

Utilities - Telecommunications - 4.1%
Allegiance Telecom, Inc.*	567	1,701
Alltel Corp.	1,511	83,936
AT&T Wireless Services, Inc.*	13,332	119,322
Bellsouth Corp.	9,283	342,171
Broadwing, Inc.*	1,014	7,088
CenturyTel, Inc.	784	26,656
Citizens Communications Co.*	1,493	16,050
McLeod USA, Inc.*	2,259	226
Nextel Communications, Inc.*	3,547	19,083
Nextel Partners, Inc.*	772	4,648
NTL, Inc.*	831	83
Qwest Communications International, Inc.	400	3,288
SBC Communications, Inc.	17,344	649,359
Telephone & Data Systems, Inc.	260	22,945
Time Warner Telecom, Inc.*	214	1,301
Triton PCS Holdings, Inc.*	165	1,681
Western Wireless Corp.*	300	2,622
		1,302,160

Utilities - Water - 0.1%
American Water Works, Inc.	396	17,345

Wholesalers - 0.0%
Tech Data Corp.*	260	11,931

Total Equity Securities (Cost $36,766,809)		31,268,551

.	Principal
U. S. Treasury Obligations - 0.6%	Amount	Value
U.S. Treasury Bill, 1.805%, 8/29/02(caret)	$200,000	$198,496

Total U.S. Treasury Obligations (Cost $198,496)		198,496

U.S. Government Agencies
and Instrumentalities - 2.2%
Federal Home Loan Bank Discount Notes, 1.61%, 4/1/02	700,000	700,000

Total U.S. Government Agencies and Instrumentalities (Cost $700,000)	700,000

TOTAL INVESTMENTS (Cost $37,665,305) - 101.8%	32,167,047
Other assets and liabilities, net - (1.8%)	(566,821)
Net Assets - 100%	$31,600,226

Net Assets Consist of:
Paid-in capital applicable to the following shares of common stock,
250,000,000 shares of $0.01 par value authorized for Class A, Class B,
Class C and Class I combined:
Class A: 2,155,083 shares outstanding	24,746,113
Class B: 122,241 shares outstanding	1,431,670
Class C: 179,131 shares outstanding	2,119,343
Class I: 479,052 shares outstanding	11,167,078
Undistributed net investment income	17,237
Accumulated net realized gain (loss) on investments	(2,379,075)
Net unrealized appreciation (depreciation) on investments	(5,502,140)

Net Assets	31,600,226

Net Asset Value Per Share
Class A (based on net assets of $23,202,634)	$10.77
Class B (based on net assets of $1,301,769)	$10.65
Class C (based on net assets of $1,904,593)	$10.63
Class I (based on net assets of $5,191,230)	$10.84

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
S&P 500 Index(caret)	1	6/02	$287,300	($3,882)

* Non-income producing.

(caret) Futures collateralized by 200,000 units of U.S. Treasury Bills.

See notes to financial statements.

Statement of Operations

Six Months ended March 31, 2002
Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $23)	$140,375
Interest income	7,377
Total investment income	147,752

Expenses:
Investment advisory fee	33,043
Transfer agency fees and expenses	30,866
Distribution Plan expenses:
Class A	27,360
Class B	5,530
Class C	7,924
Directors' fees and expenses	4,536
Administrative fees	30,047
Accounting fees	17,675
Custodian fees	53,439
Registration fees	21,994
Reports to shareholders	2,057
Professional fees	3,134
Miscellaneous	3,256
Total expenses	240,861
Reimbursement from Advisor:
Class A	(87,978)
Class B	(9,030)
Class C	(8,398)
Class I	(17,464)
Fees paid indirectly	(3,380)
Net expenses	114,611

Net Investment Income	33,141

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(845,357)
Futures	153,698
(691,659)

Change in unrealized appreciation or (depreciation) on:
Investments	3,670,006
Futures	(16,075)
3,653,931

Net Realized and Unrealized Gain
(Loss) on Investments	2,962,272

Increase (Decrease) in Net Assets
Resulting From Operations	$2,995,413

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2002	2001
Operations:
Net investment income	$33,141	$111,805
Net realized gain (loss) on investments	(691,659)	(1,517,459)
Change in unrealized appreciation (depreciation)	3,653,931	(8,971,923)

Increase (Decrease) in Net Assets
Resulting From Operations	2,995,413	(10,377,577)
Distributions to shareholders from:
Net investment income:
Class A shares	(72,846)	(16,224)
Class B shares	(1,028)	(213)
Class C shares	(1,442)	(402)
Class I shares	(19,682)	(55,310)
Total distributions	(94,998)	(72,149)
Capital share transactions:
Shares sold:
Class A shares	4,585,309	21,224,180
Class B shares	381,409	872,517
Class C shares	542,620	1,510,175
Class I shares	415,899	1,100,000
Reinvestment of distributions:
Class A shares	71,093	14,969
Class B shares	826	169
Class C shares	547	402
Class I shares	19,682	55,309
Shares redeemed:
Class A shares	(2,233,375)	(1,448,719)
Class B shares	(38,434)	(26,334)
Class C shares	(86,315)	(81,004)
Class I shares		(10,424,812)
Total capital share transactions	3,659,261	12,796,852

Total Increase (Decrease) in Net Assets	6,559,676	2,347,126

Net Assets
Beginning of period	25,040,550	22,693,424
End of period (including undistributed net investment
income of $17,237 and $79,094, respectively.)	$31,600,226	$25,040,550

See notes to financial statements.

	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2002	2001
Shares sold:
Class A shares	430,707	1,876,101
Class B shares	36,149	75,684
Class C shares	50,421	128,391
Class I shares	40,655	102,108
Reinvestment of distributions:
Class A shares	6,434	1,211
Class B shares	75	14
Class C shares	50	33
Class I shares	1,772	4,468
Shares redeemed:
Class A shares	(205,261)	(121,768)
Class B shares	(3,576)	(2,194)
Class C Shares	(8,853)	(6,367)
Class I shares	-	(1,003,351)
Total capital share activity	348,573	1,054,330

See notes to financial statements.

Notes to Financial Statements

Note A - Significant Accounting Policies

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Audit Guide Implementation: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and

Accounting Guide for Investment Companies (the "Guide"). The Fund has implemented the provisions of the Guide, as required on October 1, 2001. The implementation did not have a material impact on the Fund's financial statements.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives an annual fee, payable monthly, of .225% of the Fund's average daily net assets. Under the terms of the agreement, $3,478 was payable at period end.

The Advisor has agreed to limit annual fund operating expenses (net of expense offset arrangements) through January 31, 2003. The contractual expense cap is .75% for Class A, 1.75% for Class B, 1.75% for Class C and .375% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items. For the six months ended March 31, 2002, the Advisor contractually reimbursed the Fund for expenses of $122,870.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .225% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $5,437 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $7,547 was payable at period end.

The Distributor received $7,843 as its portion of commissions charged on sales of the Fund's shares for the six months ended March 31, 2002.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $5,063 for the six months ended March 31, 2002. Under the terms of the agreement, $962 was payable at period end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Director of the Fund who is not affiliated with the Advisor receives an annual fee of $1,000.

Note C - Investment Activity

During the period, purchases and sales of investments, other than short-term securities, were $5,655,400 and $1,069,979, respectively.

The cost of investments owned at March 31, 2002 for federal income tax purposes was $38,031,249. Net unrealized depreciation aggregated $5,868,084, of which $2,738,587 related to appreciated securities and $8,606,671 related to depreciated securities. Net realized capital loss carryforward for federal income tax purposes of $115,227 at September 30, 2001 may be utilized to offset future capital gains until expiration in September 2009.

Note D - Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2002. For the six months ended March 31, 2002, borrowings by the Fund under the Agreement were as follows:
	Weighted		Month of
Average	Average	Maximum	Maximum
Daily	Interest	Amount	Amount
Balance	Rate	Borrowed	Borrowed
$1,203	2.37%	$74,680	February 2002

Change in Independent Auditor

In May 2002, Arthur Andersen LLP (Arthur Andersen) was dismissed as independent auditor for the Calvert Group Funds. KPMG LLP (KPMG) was selected as the Fund's independent auditor. The Fund's selection of KPMG as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

The reports on the financial statements audited by Arthur Andersen for the years ended September 30, 2001 and September 30, 2000 for the Funds did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2002	2001	2000 #
Net asset value, beginning	$9.68	$14.78	$15.00
Income from investment operations
Net investment income	.01	.04	-
Net realized and unrealized gain (loss)	1.12	(5.10)	(.22)
Total from investment operations	1.13	(5.06)	(.22)
Distributions from:
Net investment income	(.04)	(.04)	-
Total distributions	(.04)	(.04)	-
Total increase (decrease) in net asset value	1.09	(5.10)	(.22)
Net asset value, ending	$10.77	$9.68	$14.78

Total return*	11.61%	(34.31%)	(1.47%)
Ratios to average net assets:
Net investment income	.26% (a)	.33%	.06% (a)
Total expenses	1.58% (a)	1.84%	2.94% (a)
Expenses before offsets	.77% (a)	.85%	1.01% (a)
Net expenses	.75% (a)	.75%	.75% (a)
Portfolio turnover	4%	13%	10%
Net assets, ending (in thousands)	$23,203	$18,614	$2,478

		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2002	2001	2000 #
Net asset value, beginning	$9.60	$14.77	$15.00
Income from investment operations
Net investment income (loss)	(.02)	(.07)	(.01)
Net realized and unrealized gain (loss)	1.08	(5.09)	(.22)
Total from investment operations	1.06	(5.16)	(.23)
Distributions from:
Net investment income	(.01)	(.01)	-
Total distributions	(.01)	(.01)	-
Total increase (decrease) in net asset value	1.05	(5.17)	(.23)
Net asset value, ending	$10.65	$9.60	$14.77

Total return*	11.04%	(34.96%)	(1.53%)
Ratios to average net assets:
Net investment income (loss)	(.74%) (a)	(.66%)	(.89%) (a)
Total expenses	3.41% (a)	5.67%	15.72% (a)
Expenses before offsets	1.77% (a)	1.85%	2.00% (a)
Net expenses	1.75% (a)	1.75%	1.75% (a)
Portfolio turnover	4%	13%	10%
Net assets, ending (in thousands)	$1,302	$860	$238

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2002	2001	2000 #
Net asset value, beginning	$9.58	$14.76	$15.00
Income from investment operations
Net investment income (loss)	(.02)	(.07)	(.02)
Net realized and unrealized gain (loss)	1.08	(5.09)	(.22)
Total from investment operations	1.06	(5.16)	(.24)
Distributions from:
Net investment income	(.01)	(.02)	-
Total distributions	(.01)	(.02)	-
Total increase (decrease) in net asset value	1.05	(5.18)	(.24)
Net asset value, ending	$10.63	$9.58	$14.76

Total return*	11.06%	(35.01%)	(1.60%)
Ratios to average net assets:
Net investment income (loss)	(.75%) (a)	(.67%)	(.94%) (a)
Total expenses	2.83% (a)	4.32%	12.34% (a)
Expenses before offsets	1.77% (a)	1.85%	1.99% (a)
Net expenses	1.75% (a)	1.75%	1.75% (a)
Portfolio turnover	4%	13%	10%
Net assets, ending (in thousands)	$1,905	$1,318	$228

		Periods Ended
	March 31,	September 30,	September 30,
Class I Shares	2002	2001	2000 #
Net asset value, beginning	$9.73	$14.81	$15.00
Income from investment operations
Net investment income	.02	.08	.03
Net realized and unrealized gain (loss)	1.14	(5.12)	(.22)
Total from investment operations	1.16	(5.04)	(.19)
Distributions from:
Net investment income	(.05)	(.04)	-
Total distributions	(.05)	(.04)	-
Total increase (decrease) in net asset value	1.11	(5.08)	(.19)
Net asset value, ending	$10.84	$9.73	$14.81

Total return*	11.86%	(34.08%)	(1.27%)
Ratios to average net assets:
Net investment income	.63% (a)	.72%	.77% (a)
Total expenses	1.13% (a)	1.18%	1.21% (a)
Expenses before offsets	.40% (a)	.48%	.62% (a)
Net expenses	.38% (a)	.38%	.38% (a)
Portfolio turnover	4%	13%	10%
Net assets, ending (in thousands)	$5,191	$4,249	$19,750

(a) Annualized

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

# From June 30, 2000 inception.

See notes to financial statements.

Financial Tables and Glossary

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type and may be further broken down into sub-groups.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. It also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund's holdings, including each securities market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the funds' net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the ones shown in the Operations section as distributions are determined on a tax basis. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.

GLOSSARY

Appreciation - An increase in an investment's value.

Basis Point - One one-hundredths of a percentage point. This term is often used in describing changes in interest rates.

Capital Gain Distribution - Payments to mutual fund shareholders of net gains realized on the sale of the fund's portfolio securities. Long-term gains are earned on securities held in the portfolio more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.

Depreciation - A decline in an investment's value.

Distributions - Dividends paid from net investment income and realized capital gains.

Expense Ratio - A fund's cost of doing business, disclosed in the prospectus, expressed as a percentage of net assets. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

Net Asset Value (NAV) - Value of one share of a fund that is determined by subtracting liabilities (payables, accrued expenses, taxes) from assets (cash, investments, receivables) and dividing the net assets by the number of shares outstanding.

Portfolio Turnover - A measure of the trading activity in a fund's investment portfolio - how often securities are bought and sold by a fund.

Total Return - A measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.

Yield - A measure of net income (dividends and interest less expenses) earned by the securities in a fund's portfolio during a specified period.

Calvert Social Index Fund

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800-368-2745

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Branch Office

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Calvert Group

c/o NFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's

Family of Funds

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